GCAT NQM DEPOSITOR III, LLC ABS-15G

Exhibit 99.29

Loan Number	Marketing ID	Seller Loan Number	Borrower Name	State	QM/ATR Status	Initial Overall Loan Grade	Final Overall Grade	Final Credit Grade	Final Property Grade	Final Compliance Grade	Material (level 3) TRID exception?	Material (level 3) Non-TRID exception?	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Compensating Factors	Valuation Comments	General Comments	Property Type	Note Date	LTV	CLTV	Occupancy	Purpose	Credit Score	Brwr 1 Yrs in Property	Brwr 1 Occupation	Brwr 1 Yrs on Job	Total Monthly Income	Mortgage History	Cash Out Amount	DTI	FTHB Flag	Loan Doc Type	Loan Status	Review Date
xx	437335227		xx	Texas	Not Covered/Exempt	1	1	1	1	1	No	No			*** (CURED) Loan Application Missing Or Unexecuted - EV R COMMENT: Initial Loan Application is not signed by Loan Originator. 10/04/2021 - Received initial 1003 with LO signnature & this resolves the condition.			Appraisal value supported by 3 comps.		PUD	xx	xx	xx	Investor	Refinance	711					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report				Alternative	QC Complete	09/14/2021
xx	437335717	xx	Tennessee	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL : Charged 6.197% Allowed 4.430% Over by +1.767%	*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the brokerage/finder fee test. (Tenn. Comp. R. & Regs. 0180-17-07(2)) The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee. Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation.

This loan failed TN state restricted fees test:
1.Administration Fee paid by Borrower    : $76.00
2.Loan Origination Fee paid by Borrower : $5,875.00
3.Underwriting Fee paid by Borrower      : $1,395.00

2/8/2022 - Received PCCD, LOE, copy of the refund check for $1,175.00, and proof of delivery.  Refund amount is not sufficient to cure State Regulations Brokerage/Finder Fee Test.  Fees included on loan total $7,346 compared to $4,700 that is allowed in the state of TN.  TN 0180-17 defines Brokerage Fee is a fee charged by a mortgage loan broker or residential mortgage lender that is paid by or charged to a loan applicant for mortgage loan origination in which no part of the fee is for service rendered by a third party provider.  A cure totaling the amount of $2,646 is required to cure exception.

Resolved 2/24/2022 : Received PCCD with refund check $1471.00 and updated, hence conditions cleared.

*** (CURED) Income documentation does not meet guidelines - EV R
COMMENT:   Income documents are missing for borrower 2 to calculate monthly income. Provide additional following documentation to verify monthly income as stated on 1003.: 1. VOE completed in full by employer verifying most recent two (2) years (Verbal verification of employment required) and current year-to-date earnings on a current pay stub OR 2. W-2 for most recent two (2) years & current pay stub reflecting year- to-date earnings OR 3. Signed 1040's for most recent two (2) years & current pay stub reflecting year-to-date earnings.

01/11/2022 - Received updated Loan approval & recent 12 months bank statement income worksheet. Condition has been resolved.
															xx (borrower) is self-employed. This is a 12-month bank statement loan. The Underwriter has removed xx (co-borrower) wage income, as it was not needed. The DTI is now at 22.55%. Please see attached updated Final Approval and the bank statement income worksheet.			Recert of value was done on xx as original Appraisal was stale dated. Appraiser stated the value has not changed.		PUD	xx	xx	xx	Primary	Refinance	665	0.58	xx	12	$22,601.54	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		22.549%		Alternative	QC Complete	01/06/2022
xx	437335291	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: Charged 4.924% Allowed 4.420% Over By+0.504%				Value comparable with #6		PUD	xx	xx	xx	Primary	Purchase	743		xx	5	$9,292.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.540%	Yes	Alternative	QC Complete	10/11/2021
xx	437336088	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9 4995(a)) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code. While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

CA AB 260 Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.030%   Allowed: 5.430%   Over by: +0.600%

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.030% Allowed: 5.430% Over by: +0.600%				Appraisal has #6 comparables		Single Family	xx	xx	xx	Primary	Refinance	698	3	xx	20	$14,360.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		46.494%		Alternative	QC Complete	02/11/2022
xx	437335969		xx	Washington	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Note is missing or unexecuted - EV R COMMENT: Missing executed Note by the borrower. 01/28/2020 - Received executed note & condition resolved.			Appraisal has provided 3 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		Single Family	xx	xx	xx	Primary	Cash Out	695	10	xx	7	$51,026.64	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	5.424%		Alternative	QC Complete	01/26/2022
xx	437335691	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test. (CA AB 260, California Financial Code Division 1.9
4995
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the
California Financial Code.
While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

CA AB 260 Higher-Priced Mortgage Loan Test FAIL  :   Charged    6.029%     Allowed     4.640%      Over by +1.389%

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 6.029% Allowed 4.640% Over by +1.389%				Appraisal has provided 7 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		Single Family	xx	xx	xx	Primary	Purchase	641		xx	4	$9,345.46	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.743%	Yes	Alternative	QC Complete	01/26/2022
xx	437336090		xx	Maryland	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the MD COMAR higher-priced mortgage loan test. MD COMAR Higher-Priced Mortgage Loan Test FAIL : Charged 6.896% Allowed 4.700% Over by +2.196% *** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL : Charged 6.896% Allowed 4.700% Over by +2.196%				Value supported by 6 comparables		PUD	xx	xx	xx	Primary	Purchase	649		xx	3	$10,976.23	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		26.840%	No	Alternative	QC Complete	02/03/2022
xx	437335723		xx	California	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. Higher-Priced Mortgage Loan Test FAIL Charged 5.948% 4.530% +1.418%				Appraisal has provided 4 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	667			2.75	$17,456.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		37.149%	Yes	Alternative	QC Complete	01/10/2022
xx	437336095		xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test. Higher-Priced Mortgage Loan Test FAIL charged 7.452% allowed 4.530% over by +2.922%. *** (OPEN) State/Local Predatory APR Test Fail - EV 2 COMMENT: This loan failed the CT non prime home loan test. The loan is a non prime home loan, as defined in the legislation. For more information please see the Connecticut Non prime Home Loan Article section of the full ComplianceAnalyzer report.				Appraisal has provided 5 comparables to support the opinion of site value		Single Family	xx	xx	xx	Primary	Purchase	603		xx	18.16	$17,766.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		14.839%	No	Alternative	QC Complete	02/02/2022
xx	437335694		xx	California	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	767	2	xx	32	$8,761.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	28.055%		Alternative	QC Complete	01/24/2022
xx	437335696	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met

														Higher-Priced Mortgage Loan Test FAIL : Charged 7.012% Allowed 4.530% Over by +2.482%				Verified Through 4 Comparables		Single Family	xx	xx	xx	Primary	Cash Out	654	3.01	xx	5	$9,332.44	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	27.138%		Alternative	QC Complete	01/27/2022
xx	437335724		xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test failed: Charged:5.366% Allowed:4.530% Over by:+0.836%				Appraisal has provided 3 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		PUD	xx	xx	xx	Primary	Purchase	721			3.5	$3,946.39	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		20.614%	No	Full Documentation	QC Complete	01/19/2022
xx	437335972	xx	Nevada	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL :Charged:5.315% Allowed:4.530% Over By+0.785%				Appraisal has provided 6 comparables to support the opinion of site value		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	696		xx	7.5	$49,966.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Multiple Source Docs		6.295%	Yes	Alternative	QC Complete	02/04/2022
xx	437336096	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL  Charged :  5.537%  Allowed : 4.660%  Overby : +0.877%

*** (OPEN) State/Local Predatory APR Test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan and CA AB 260 higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in theCalifornia Financial Code.While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														CA AB 260 Higher-Priced Mortgage Loan Test FAIL: charged 5.537% allowed 4.660% over by +0.877%				Appraisal has provided 5 comparables to support the opinion of site value		Single Family	xx	xx	xx	Primary	Cash Out	610		xx	1.42	$1,593.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	48.940%		Full Documentation	QC Complete	02/07/2022
xx	437336098	xx	Oregon	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged 5.409% allowed 4.660% over by +0.749%				Appraisal has provided 7 comparables to support the opinion of site value		Single Family	xx	xx	xx	Primary	Refinance	696	1.41	xx	2	$10,837.83	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		33.652%		Alternative	QC Complete	03/02/2022
xx	437336099	xx	Nevada	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: charged 5.823% allowed 5.010% over by +0.813%				Appraisal value is xx dated on xx comparable with 6 properties		Single Family	xx	xx	xx	Primary	Purchase	670		xx	2.52	$13,699.38	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.352%	No	Alternative	QC Complete	02/14/2022
xx	437335652		xx	Colorado	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has provided 8 comparables to support the opinion of value		Single Family	xx	xx	xx	Primary	Cash Out	785	27	xx	20.5	$3,593.35	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.370%		Alternative	QC Complete	01/14/2022
xx	437335725		xx	Idaho	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has #6 comp to support opinion value.		PUD	xx	xx	xx	Primary	Cash Out	730	3	xx	6	$4,656.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	34.512%		Alternative	QC Complete	01/10/2022
xx	437335975	xx	Maryland	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the MD COMAR Higher-Priced Mortgage Loan Test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.  While the Maryland COMAR provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   MD COMAR Higher-Priced Mortgage Loan Test: FAIL      Charged: 6.722%     Allowed: 4.660%     Over by: +2.062%

2/14/2022 :  Received LOE from lender "xx regularly funds HPML loans and sells them in the secondary market without pushback"

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.  While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   Higher-Priced Mortgage Loan Test: FAIL      Charged:6.722%       Allowed: 4.660%    Over by: +2.062%

														2/14/2022 : Received LOE from lender "xx regularly funds HPML loans and sells them in the secondary market without pushback"	*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Bank statement income is used to qualify, however bank statement is missing for the month of April,May and September. 02/14/2022 - Received borrowers bank statements for the month April, May & September 2021. Condition has been resolved.			Appraisal has #5 comps to support opinion value.		Single Family	xx	xx	xx	Primary	Cash Out	633	17	xx	15	$5,206.63	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	42.151%		Alternative	QC Complete	02/09/2022
xx	437335699		xx	California	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the HPML and CA AB 260 higher-priced mortgage loan test. CA AB 260 Higher-Priced Mortgage Loan Test FAIL : Charged 5.024% Allowed 4.660% Over by +0.364%	*** (CURED) Mortgage missing / unexecuted - EV R COMMENT: Missing fully executed Mortgage. Mortgage in file is not signed. 01/27/2022 - Received fully executed mortgage & condition resolved.			Appraisal has provided 5 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		Single Family	xx	xx	xx	Primary	Cash Out	647	10.25			$9,499.15	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	45.508%		Full Documentation	QC Complete	01/25/2022
xx	437335731		xx	Colorado	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) ComplianceEase TRID Tolerance Test is Incomplete - EV R COMMENT: Initial CD missing in this loan package. 1/13/22- Condition not resolved as received Initial LE instead of initial CD. Resolved : 1/17/2022 - Received copy of Initial CD dated 12/14/2021.			Appraisal has provided 6 comps		PUD	xx	xx	xx	Primary	Purchase	684		xx	30.16	$13,966.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		39.618%	No	Alternative	QC Complete	01/10/2022
xx	437335980	xx	Connecticut	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CT non prime home loan test.

The loan is a non prime home loan, as defined in the legislation. For more information please see the Connecticut Non prime home Loan Article section of the full ComplianceAnalyzer report.
While the Connecticut Non prime Home Loan provisions specify that lenders may lawfully make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy non prime home loans even if the additional conditions are met.

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Charged:4.676% Allowed:4.660% Over by:+0.016%				Appraisal has provided 4 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	801					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	02/10/2022
xx	437335674		xx	Texas	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Purchase	717		xx	17	$29,627.37	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		10.474%	No	Alternative	QC Complete	01/13/2022
xx	437335658		xx	Texas	Non-QM/Compliant	1	1	1	1	1	No	No								PUD	xx	xx	xx	Primary	Refinance	763	5	xx	19.41	$12,494.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		27.462%		Alternative	QC Complete	01/10/2022
xx	437335982	xx	Texas	Non-QM/Compliant	2	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: .449% Allowed: 4.660% Over by: +0.789%		*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file for not meeting the minimum $50K in equity.	High Credit Score Length of Time at Employment	Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Purchase	758			3.33	$9,307.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		32.482%	Yes	Alternative	QC Complete	02/01/2022
xx	437335705		xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR Higher-Priced Mortgage Loan Test FAIL : Charged : 5.410% Allowed : 4.660% Over by : +0.750%				Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	626	15	xx	2.11	$2,946.67	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	43.206%		Full Documentation	QC Complete	01/21/2022
xx	437335707	xx	Texas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 7.263% allowed 4.660% over by +2.603%				Appraisal is AS IS with 3 comparables		PUD	xx	xx	xx	Primary	Purchase	623		xx	5	$8,933.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Verification of Mortgage		41.033%	No	Alternative	QC Complete	01/19/2022
xx	437335985		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has #8 comps to support opinion value.		Single Family	xx	xx	xx	Primary	Cash Out	675	3	xx	23	$10,088.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	47.414%		Full Documentation	QC Complete	02/15/2022
xx	437335988	xx	Texas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 6.055% Allowed: 5.780% Over by: +0.275%				Value supported by #6 comparables		PUD	xx	xx	xx	Primary	Purchase	680		xx	10	$23,810.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.957%	No	Alternative	QC Complete	02/10/2022
xx	437335664	xx	Connecticut	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL :Charged:4.938% Allowed:4.660% Over By:+0.278%	*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: Business bank statement for the period August 2021 and April 2021(Pg#2/2) missing in file. Hence required complete bank statement for the mentioned period to verify the business income. 01/31/2022 - Received April 2021 & August 2021 business bank statements. Condition has been resolved.			Appraisal has provided 6 comparables to support the opinion of site value		Single Family	xx	xx	xx	Primary	Cash Out	711	9.25	xx	6.83	$9,950.75	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	29.833%		Alternative	QC Complete	01/26/2022
xx	437335665	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.  While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : charged 4.751% allowed 4.660% over by +0.091%				Appraisal has #5 comps to support opinion value.		Single Family	xx	xx	xx	Primary	Purchase	684		xx	5	$5,910.32	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.528%	Yes	Alternative	QC Complete	01/21/2022
xx	437335666	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) )Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 5.110% Allowed: 4.660% Over by: +0.450%				Appraisal has #6 comps to support opinion value.		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	710		xx	4	$6,467.10	Mos Reviewed:19 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Multiple Source Docs		41.294%	Yes	Alternative	QC Complete	01/28/2022
xx	437335728		xx	California	Non-QM/Compliant	1	2	1	2	1	No	No				*** (WAIVED) LTV Exception 5% or Less - EV W COMMENT: File contains approved guideline exception due to exceeding max LTV of 70% for Non Warrantable condo. Loan was approved with xx LTV.	High Credit Score Length of Time at Residence DTI below 35%	Appraisal has provided 9 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		Low Rise Condo (1-4 Stories)	xx	xx	xx	Secondary	Purchase	749		xx	20	$30,264.25	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.612%	No	Full Documentation	QC Complete	01/20/2022
xx	437335992		xx	New Jersey	Non-QM/Compliant	3	2	1	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test, Using the greater of the disclosed APR and the calculated APR. Higher-Priced Mortgage Loan Test FAIL : charged 5.419% allowed 4.660% over by +0.759% 2/17/2022 - As per lender response, xx regularly funds HPML loans and sells them in the secondary market without push back. File was reviewed to ensure that it is compliant with § 1026.35(b), (c) and (ad).	*** (CURED) ComplianceEase State Regulations Test Failed - EV R COMMENT: This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2) A mortgage lender shall have the right to charge only the following fees: 1 Application fee 2 Origination Fee 3 Lock in fee 4 Commitment Fee 5 Warehouse Fee 6 Discount Points This loan failed the prohibited fees test, below are the fee. Prohibited Fees Test Inclusion Processing Fee; $350.00 Resolved : 2/25/2022 - Received copy of PCCD & Check, With a refund of $350.00			Verified through 4 comparables		Single Family	xx	xx	xx	Primary	Purchase	716		xx	12.92	$10,251.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.711%	Yes	Alternative	QC Complete	02/11/2022
xx	437336104	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged:5.300% Allowed: 4.660% Over by: +0.640%				Value supported by 4 comparables		Single Family	xx	xx	xx	Primary	Cash Out	705	11		10.33	$10,844.60	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	26.935%		Alternative	QC Complete	03/03/2022
xx	437335995	xx	Illinois	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL : Charged 6.831% Allowed 4.660% Over By +2.171%				Verified through 4 comparables		Single Family	xx	xx	xx	Primary	Refinance	611	2	xx	6	$4,653.91	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		31.714%		Alternative	QC Complete	02/07/2022
xx	437336000		xx	Nevada	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) ROR not hand dated by borrower(s) - EV R COMMENT: Missing ROR that is executed and hand dated by borrowers			Appraisal has provided 6 comps to support the opinion of value Appraisal has ticked on As Is on xx. With the appraised value xx		PUD	xx	xx	xx	Primary	Cash Out	734	5	xx	15	$6,106.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	31.556%		Alternative	QC Complete	02/04/2022
xx	437335669	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 5.088% Allowed: 4.670% Over by: +0.418%				Appraisal has #8 comps to support opinion value.		PUD	xx	xx	xx	Primary	Purchase	735		xx	2.91	$292,458.58	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		1.902%	Yes	Alternative	QC Complete	01/19/2022
xx	437336003	xx	Idaho	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test FAIL: charged 6.192% allowed 4.670% over by +1.522%				The Appraisal Has Been Marked As-Is On xx With The Value xx , The Appraiser Has Provided 5 Comparables To Support The Opinion Of The Value.		Single Family	xx	xx	xx	Primary	Cash Out	607	11	xx	0.91	$3,638.01	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	37.512%		Full Documentation	QC Complete	02/07/2022
xx	437336107	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 Higher-Priced Mortgage Loan Test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.  While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.   CA AB 260 Higher-Priced Mortgage Loan Test: FAIL      Charged: 5.973%       Allowed: 4.600%     Over by: +1.373%

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 5.973% Allowed: 4.600% Over by: +1.373%				Appraisal has #6 comps to support opinion value.		Single Family	xx	xx	xx	Primary	Cash Out	661	25	xx	20	$76,510.33	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	16.330%		Alternative	QC Complete	03/02/2022
xx	437336008	xx	Indiana	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 5.259% Allowed 4.600% Over-by +0.659%				Appraisal with #3 Comparable properties		Single Family	xx	xx	xx	Primary	Purchase	708		xx	5	$4,761.10	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		24.719%	Yes	Alternative	QC Complete	02/17/2022
xx	437336015	xx	Washington	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test. ( 12 CFR § 1026.35(a)(1) ) Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged: 5.818% Allowed: 4.670% Over by: +1.148%				Appraisal has provided 8 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Cash Out	663	0.17	xx	18.92	$23,846.11	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report	xx	22.914%		Alternative	QC Complete	02/15/2022
xx	437336115	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.
														Higher-Priced Mortgage Loan Test FAIL: Charged: 5.232% Allowed: 4.670% Over by:+0.562%	*** (CURED) Assets are not sufficient to close - EV R COMMENT: As per Final CD Cash from borrower is $88,577.06 and verified asset is $60,044.19 hence asset is shorted for closing 3/8/2022 - Received Settlement statement for the property (xx) sold by borrower from which borrower will be using funds to close for the subject property and condition has been resolved			Appraisal was dated on xx with comparable #4		PUD	xx	xx	xx	Primary	Purchase	760		xx	2	$9,300.21	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:Credit Report		46.909%	No	Alternative	QC Complete	03/03/2022
xx	437336032	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.  Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test FAIL :         Charged : 5.067%            Allowed : 4.780%             Over by : +0.287%

														2/17/2022 - As per lender response, xx regularly funds HPML loans and sells them in the secondary market without push back. File was reviewed to ensure that it is compliant with § 1026.35(b), (c) and (d).	*** (CURED) Income documentation does not meet guidelines - EV R COMMENT: The income documentation provided has a bank statement missing . The july 2020 month bank statement for xx with account number ****xx is missing in the loan package. 02/15/2022 - Received bank statement for the month of July 2020 & condition resolved.			used #4 comparables to support the opinion value of appraisar ticketed on xx with value of xx.		PUD	xx	xx	xx	Primary	Purchase	742		xx	12	$20,097.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		21.502%	Yes	Alternative	QC Complete	02/10/2022
xx	437336033		xx	Oregon	Non-QM/Compliant	1	1	1	1	1	No	No						Value supported by 4 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	743					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			Yes	Alternative	QC Complete	02/07/2022
xx	437336118	xx	Texas	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 5.716% Allowed: 4.780% Over by: +0.936%				Verified with minimum comparables.		Single Family	xx	xx	xx	Primary	Purchase	731		xx	10	$1,872.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.046%	Yes	Alternative	QC Complete	02/28/2022
xx	437336039	xx	California	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the CA AB 260 higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in the California Financial Code.

While the California Financial Code provisions specify that lenders may lawfully make this type of loan subject to certain disclosure requirements and additional limitations, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Charged:5.537%      Allowed:4.780%      Over by:+0.757%

*** (OPEN) Higher-Priced Mortgage Loan test Fail - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test failed as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Charged:5.537% Allowed:4.780% Over by:+0.757%				Verified through 4 comparables		Single Family	xx	xx	xx	Primary	Purchase	707		xx	15	$8,103.02	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		42.856%	Yes	Full Documentation	QC Complete	02/14/2022
xx	437336040	xx	Florida	Non-QM/Compliant	3	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test: FAIL Charged 4.924% Allowed 4.780% Over-by +0.144%	*** (CURED) Borrower Identity Missing - EV R COMMENT: Primary ID for borrower missing in file. 02/25/2022 - Received customer identification verification with borrower DL details & condition resolved.			Appraisal has provided 3 comparables to support the opinion of site value		Single Family	xx	xx	xx	Primary	Purchase	758					Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report			No	Alternative	QC Complete	02/17/2022
xx	437336041		xx	Florida	Non-QM/Compliant	3	2	2	1	2	No	No		*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2 COMMENT: This loan failed the higher-priced mortgage loan test failed: Charged:5.829% Allowed:4.780% Over by:+1.049%		*** (WAIVED) Loan does not conform to program guidelines - EV W COMMENT: Approved guideline exception in file for not meeting the minimum of $50K in equity requirement.	Low DTI Ratio High Asset Reserves LTV% less than xx	Verified with 6 comparables		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	681		xx	2.25	$3,296.95	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		35.990%	No	Full Documentation	QC Complete	02/07/2022
xx	437336119		xx	Florida	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Borrower Identity Missing - EV R COMMENT: Please provide a copy of borrower identity (Driving License or Passport) 3/8/2022 - Received customer identification verification form for the borrower and condition has been resolved			Appraisal is AS IS with 4 comps		PUD	xx	xx	xx	Primary	Purchase	774		xx	4.25	$23,547.79	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		14.026%	No	Alternative	QC Complete	03/03/2022
xx	437336046	xx	North Carolina	Non-QM/Compliant	3	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the NC rate spread home loan test.
The loan is a rate spread home loan, as defined in the legislation. For more information please see the North Carolina Rate Spread Home Loan Article section of the full ComplianceAnalyzer report. While the North Carolina Rate Spread Home Loan provisions specify that lenders can legally make this type of loan subject to certain conditions, some lenders and secondary market investors may prefer not to fund or buy rate spread home loans even if the additional conditions are met.

*** (OPEN) Higher Price Mortgage Loan - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test.

Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

Higher-Priced Mortgage Loan Test: FAIL Charged 5.643% Allowed 5.010% Over-buy +0.633%	*** (CURED) ComplianceEase State Regulations Test Failed - EV R
COMMENT:   This loan failed the first lien lender fees test due to one of the following findings: (NC §24-1.1A(e)) The loan is a first lien mortgage with a principal amount that is greater than or equal to $10,000 and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest.

First Lien Lender Fees Test: FAIL   Charged  $1,471.00  Allowed   $609.38   Over-by +$861.62.  A refund in the amount of $861.62 is required to cure exception.

															03/08/2022 RESOLVED : Received PCCD dated 02/25/2022 from client solved this condition.	*** (WAIVED) Assets do not meet guidelines - EV W COMMENT: Approved guideline exception in file for using Gift Funds for FTHB in the amount of $5,000	LTV% less than xx Low DTI Ratio	Appraisal has provided 6 comparables to support the opinion of site value		PUD	xx	xx	xx	Primary	Purchase	679		xx	2.58	$4,529.68	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.139%	Yes	Alternative	QC Complete	02/23/2022
xx	437336047		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No						Value suppoerted by 6 comparables		PUD	xx	xx	xx	Primary	Purchase	790		xx	16.37	$17,104.45	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		9.697%	Yes	Alternative	QC Complete	02/17/2022
xx	437336049		xx	California	Non-QM/Compliant	1	1	1	1	1	No	No						Appraisal has #6 comps to support opinion value.		Single Family	xx	xx	xx	Primary	Purchase	793		xx	35	$14,270.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		38.627%	Yes	Alternative	QC Complete	02/11/2022
xx	437336051		xx	Wisconsin	Non-QM/Compliant	3	1	1	1	1	No	No						Appraisla value is xx dated on xx comparable with 5 properties		Single Family	xx	xx	xx	Secondary	Purchase	747		xx	30	$4,245.56	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		44.292%	No	Full Documentation	QC Complete	02/17/2022
xx	437336127		xx	Florida	Non-QM/Compliant	2	1	1	1	1	No	No						As per appraisal as is ,Comparable#3		Single Family	xx	xx	xx	Primary	Refinance	788	4.58	xx	17	$14,301.55	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		34.346%		Alternative	QC Complete	03/01/2022
xx	437336129	xx	Florida	Non-QM/Compliant	2	2	1	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
COMMENT:   This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.

While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met.

														Higher-Priced Mortgage Loan Test Fail : Charged: 5.703% Allowed: 5.010% Over by;+0.693%				Appraisal has #5 comparable		Low Rise Condo (1-4 Stories)	xx	xx	xx	Primary	Purchase	674		xx	2.5	$4,338.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.294%	Yes	Alternative	QC Complete	02/25/2022
xx	437336052		xx	Arizona	Non-QM/Compliant	1	1	1	1	1	No	No			*** (CURED) Required Documentation Missing or Incomplete - EV R COMMENT: Verification of Rent for current residence xx - Provide lease agreement and canceled rent checks thru Jan 2022. 02/16/2022 - Received paid receipt for XXXXXX, as borrower currently in XXXXXX (xx) until they close the home which is being purchased & condition resolved.			Value supported by 9 comparables		PUD	xx	xx	xx	Primary	Purchase	701		xx	12	$18,805.05	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		41.193%	No	Alternative	QC Complete	02/11/2022
xx	437336132	xx	Virginia	Non-QM/Compliant	2	2	2	1	2	No	No	*** (OPEN) ComplianceEase Risk Indicator is "Elevated" - EV 2
														COMMENT: This loan failed the higher-priced mortgage loan test as using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in Regulation Z. While the higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher-priced mortgage loans even if the additional conditions are met. Higher-Priced Mortgage Loan Test: FAIL Charged: 5.818% Allowed: 5.120% Over by: +0.698%		*** (WAIVED) Mortgage history for primary residence less than 12 months - EV W COMMENT: Approved guideline exception in file for not having housing history and for non-arms length transaction. Property is owned by borrowers son.	Length of Time at Employment Low DTI Ratio	Value supported by #5 comparable		Single Family	xx	xx	xx	Primary	Purchase	711		xx	27	$12,861.33	Mos Reviewed:0 Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:		21.207%	No	Full Documentation	QC Complete	03/02/2022
xx	437336140		xx	Nevada	Non-QM/Compliant	2	1	1	1	1	No	No						Appraisal has provided 4 comps to support the opinion of value. Appraisal has ticked on AS IS xx with the appraised value xx.		PUD	xx	xx	xx	Primary	Purchase	767		xx	5	$5,623.00	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		33.128%	Yes	Alternative	QC Complete	03/04/2022
xx	437336142		xx	Pennsylvania	Non-QM/Compliant	3	1	1	1	1	No	No			*** (CURED) Borrower Identity Missing - EV R COMMENT: Primary Borrower ID is missing in the file, please provide the supporting document. 3/4/2022 - Received Customer identification verification and condition has been resolved			Appraisal has provided 4 comps to support the opinion of value.Appraisal has ticked on As is on xx with the appraised value xx		Single Family	xx	xx	xx	Primary	Purchase	791		xx	5	$21,797.14	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent: Mortgage/Rent Dlq Last 12 Mos:0 Max Days Dlq Last 12 Mos:0 Verification Type:Credit Report		18.252%	No	Alternative	QC Complete	03/01/2022